SHAREHOLDERS' EQUITY (Summary of RSU Activity) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at January 1, 2015	462,354
Granted	536,395
Vested	(76,729)
Forfeited	(103,656)
Outstanding as of December 31, 2015	818,364